UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number: 811-02671

Deutsche Municipal Trust

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue

New York, NY 10154-0004

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-3220

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and Address of Agent for Service)

Date of fiscal year end:	10/31

Date of reporting period:	4/30/2018

ITEM 1.	REPORT TO STOCKHOLDERS

April 30, 2018

Semiannual Report

to Shareholders

Deutsche Short-Term Municipal Bond Fund

(Effective on or about July 2, 2018, Deutsche Short-Term

Municipal Bond Fund will be renamed DWS Short-Term

Municipal Bond Fund.)

Contents

3	Letter to Shareholders
4	Performance Summary
8	Portfolio Management Team
9	Portfolio Summary
10	Investment Portfolio
20	Statement of Assets and Liabilities
22	Statement of Operations
23	Statements of Changes in Net Assets

24	Financial Highlights
28	Notes to Financial Statements
36	Information About Your Fund’s Expenses
38	Advisory Agreement Board Considerations and Fee Evaluation
43	Account Management Resources
45	Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.

Bond investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Although the Fund seeks income that is exempt from federal income taxes, a portion of the Fund’s distributions may be subject to federal, state and local taxes, including the alternative minimum tax. Please read the prospectus for details.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or Deutsche Investment Management Americas Inc and RREEF America L.L.C. which offer advisory services.

NOT FDIC/NCUA INSURED     NO BANK GUARANTEE     MAY LOSE VALUE

NOT A DEPOSIT     NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

2	|	Deutsche Short-Term Municipal Bond Fund

Letter to Shareholders

Dear Shareholder:

You may have noticed a new logo appearing on the cover of this report. As of March 23, 2018, Deutsche Asset Management has adopted its existing European brand, DWS, globally. As we have consolidated several businesses over the last several years, each of which has grown up relatively independently, the time has now come to be united under a single brand that reflects our global identity and the full breadth of capabilities we offer to our clients.

The DWS brand — Deutsche Gesellschaft für Wertpapiersparen — draws on our roots in the German market, going back over 60 years. It was established in Hamburg in 1956 with a singular objective: to assist private investors in building wealth and managing risk. We have been fulfilling that promise for generations. Today, the DWS name is synonymous with the values that we have continuously lived up to, and those that will remain central to our future success: Excellence, Entrepreneurship, Sustainability and Integrity. It is therefore a name that we are proud to adopt and build upon as our brand here in the Americas.

In connection with this change, our web site has recently been redesigned with a new address: dws.com. However, for your convenience, the deutschefunds.com address will remain live and automatically redirect you to our new site. Please visit us online to find the most current insights from our CIO, economists and investment specialists.

As always, thank you for your ongoing trust in us. We look forward to bringing you the very best in investment insight, strategies and solutions as we march forward gathering our unique qualities and capabilities under one roof, DWS.

Best regards,

Hepsen Uzcan President, Deutsche Funds

Assumptions, estimates and opinions contained in this document constitute our judgment as of the date of the document and are subject to change without notice. Any projections are based on a number of assumptions as to market conditions and there can be no guarantee that any projected results will be achieved. Past performance is not a guarantee of future results.

Deutsche Short-Term Municipal Bond Fund	|	3

Performance Summary	April 30, 2018 (Unaudited)

Class A	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 4/30/18
Unadjusted for Sales Charge	–0.52%	–0.06%	0.35%	1.40%
Adjusted for the Maximum Sales Charge (max 2.00% load)	–2.51%	–2.06%	–0.05%	1.19%
Bloomberg Barclays 1-Year G.O. Bond Index†	–0.13%	0.31%	0.60%	1.29%
Bloomberg Barclays 3-Year (2–4) Municipal Bond Index††	–0.93%	–0.19%	0.88%	2.13%
Average Annual Total Returns as of 3/31/18 (most recent calendar quarter end)
Unadjusted for Sales Charge		0.40%	0.44%	1.44%
Adjusted for the Maximum Sales Charge (max 2.00% load)		–1.61%	0.03%	1.24%
Bloomberg Barclays 1-Year G.O. Bond Index†		0.57%	0.63%	1.31%
Bloomberg Barclays 3-Year (2–4) Municipal Bond Index††		0.40%	0.98%	2.15%

Class C	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 4/30/18
Unadjusted for Sales Charge	–0.89%	–0.81%	–0.38%	0.65%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	–1.88%	–0.81%	–0.38%	0.65%
Bloomberg Barclays 1-Year G.O. Bond Index†	–0.13%	0.31%	0.60%	1.29%
Bloomberg Barclays 3-Year (2–4) Municipal Bond Index††	–0.93%	–0.19%	0.88%	2.13%
Average Annual Total Returns as of 3/31/18 (most recent calendar quarter end)
Unadjusted for Sales Charge		–0.35%	–0.29%	0.68%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)		–0.35%	–0.29%	0.68%
Bloomberg Barclays 1-Year G.O. Bond Index†		0.57%	0.63%	1.31%
Bloomberg Barclays 3-Year (2–4) Municipal Bond Index††		0.40%	0.98%	2.15%

4	|	Deutsche Short-Term Municipal Bond Fund

Class S	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 4/30/18
No Sales Charges	–0.45%	0.08%	0.52%	1.56%
Bloomberg Barclays 1-Year G.O. Bond Index†	–0.13%	0.31%	0.60%	1.29%
Bloomberg Barclays 3-Year (2–4) Municipal Bond Index††	–0.93%	–0.19%	0.88%	2.13%
Average Annual Total Returns as of 3/31/18 (most recent calendar quarter end)
No Sales Charges		0.55%	0.59%	1.60%
Bloomberg Barclays 1-Year G.O. Bond Index†		0.57%	0.63%	1.31%
Bloomberg Barclays 3-Year (2–4) Municipal Bond Index††		0.40%	0.98%	2.15%

Institutional Class	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 4/30/18
No Sales Charges	–0.39%	0.19%	0.63%	1.65%
Bloomberg Barclays 1-Year G.O. Bond Index†	–0.13%	0.31%	0.60%	1.29%
Bloomberg Barclays 3-Year (2–4) Municipal Bond Index††	–0.93%	–0.19%	0.88%	2.13%
Average Annual Total Returns as of 3/31/18 (most recent calendar quarter end)
No Sales Charges		0.65%	0.69%	1.69%
Bloomberg Barclays 1-Year G.O. Bond Index†		0.57%	0.63%	1.31%
Bloomberg Barclays 3-Year (2–4) Municipal Bond Index††		0.40%	0.98%	2.15%

Performance in the Average Annual Total Returns table(s) above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit dws.com for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated February 1, 2018 are 0.91%, 1.68%, 0.81% and 0.66% for Class A, Class C, Class S and Institutional Class shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. A portion of the Fund’s distributions may be subject to federal, state and local tax and the alternative minimum tax.

Deutsche Short-Term Municipal Bond Fund	|	5

Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)

The Fund’s growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 2.00%. This results in a net initial investment of $9,800.

The growth of $10,000 is cumulative.

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.

†	The Bloomberg Barclays 1-Year General Obligation Bond Index tracks the performance of investment-grade tax-exempt bonds with maturities of less than one year.

††	The Bloomberg Barclays 3-Year (2–4) Municipal Bond Index is a market-value-weighted index which covers those issues with remaining maturities of two to four years within the U.S. investment-grade tax-exempt bond market.

‡	Total returns shown for periods less than one year are not annualized.

6	|	Deutsche Short-Term Municipal Bond Fund

	Class A	Class C	Class S	Institutional Class
Net Asset Value
4/30/18	$9.97	$9.97	$9.96	$9.97
10/31/17	$10.10	$10.10	$10.09	$10.10
Distribution Information as of 4/30/18
Income Dividends, Six Months	$.08	$.04	$.08	$.09
April Income Dividend	$.0150	$.0089	$.0163	$.0171
SEC 30-day Yield‡‡	1.45%	.74%	1.63%	1.73%
Tax Equivalent Yield‡‡	2.45%	1.25%	2.75%	2.92%
Current Annualized Distribution Rate‡‡	1.81%	1.07%	1.96%	2.06%

‡‡	The SEC yield is net investment income per share earned over the month ended April 30, 2018, shown as an annualized percentage of the maximum offering price per share on the last day of the period. The SEC yield is computed in accordance with a standardized method prescribed by the Securities and Exchange Commission. The SEC yields would have been 1.23%, 0.50%, 1.22% and 1.51% for Class A, C, S and Institutional shares, respectively, had certain expenses not been reduced. Tax equivalent yield is based on the Fund’s yield and a marginal income tax rate of 40.80%. Current annualized distribution rate is the latest monthly dividend shown as an annualized percentage of net asset value on April 30, 2018. Distribution rate simply measures the level of dividends and is not a complete measure of performance. The current annualized distribution rates would have been 1.59%, 0.83%, 1.55% and 1.84% for Class A, C, S and Institutional shares, respectively, had certain expenses not been reduced. Yields and distribution rates are historical, not guaranteed and will fluctuate.

Deutsche Short-Term Municipal Bond Fund	|	7

Portfolio Management Team

Ashton P. Goodfield, CFA, Managing Director

Co-Lead Portfolio Manager of the Fund. Began managing the Fund in 2003.

–	Joined DWS in 1986.

–	Co-Head of Municipal Bonds.

–	BA, Duke University.

Matthew J. Caggiano, CFA, Managing Director

Co-Lead Portfolio Manager of the Fund. Began managing the Fund in 2014.

–	Joined DWS in 1989.

–	BS, Pennsylvania State University; MS, Boston College.

Peter Aloisi, CFA, Vice President

Portfolio Manager of the Fund. Began managing the Fund in 2014.

–	Joined DWS in 2010 with five years of industry experience; previously, served as an Associate at Banc of America Securities.

–	Municipal Trader: Boston.

–	BA and MBA, Boston College.

8	|	Deutsche Short-Term Municipal Bond Fund

Portfolio Summary		(Unaudited)

Asset Allocation (As a % of Investment Portfolio excluding Open-End Investment Company)	4/30/18	10/31/17
Revenue Bonds	71%	61%
General Obligation Bonds	19%	27%
Escrow to Maturity/Prerefunded Bonds	4%	8%
Lease Obligations	6%	4%
	100%	100%

Interest Rate Sensitivity	4/30/18	10/31/17
Effective Maturity	2.6 years	2.3 years
Modified Duration	2.0 years	1.8 years

Effective maturity is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.

Modified duration is an approximate measure of a fund’s sensitivity to movements in interest rates based on the current interest rate environment.

Quality (As a % of Investment Portfolio excluding Open-End Investment Company)	4/30/18	10/31/17
AAA	29%	32%
AA	27%	40%
A	33%	24%
BBB	8%	3%
Not Rated	3%	1%
	100%	100%

The quality ratings represent the higher of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or Standard & Poor’s Corporation (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Top Five State Allocations (As a % of Investment Portfolio excluding Open-End Investment Company)	4/30/18	10/31/17
Texas	19%	22%
New York	13%	13%
Pennsylvania	8%	5%
Illinois	7%	4%
California	6%	7%

Portfolio holdings and characteristics are subject to change.

For more complete details about the Fund’s investment portfolio, see page 10. A quarterly Fact Sheet is available on dws.com or upon request. Please see the Account Management Resources section on page 43 for contact information.

Deutsche Short-Term Municipal Bond Fund	|	9

Investment Portfolio	as of April 30, 2018 (Unaudited)

	Principal Amount ($)	Value ($)
Municipal Bonds and Notes 100.3%
Alabama 1.0%
Alabama, Black Belt Energy Gas District Prepay Revenue, Series A, 4.0%*, Mandatory Put 12/1/2023 @ 100, 12/1/2048	2,200,000	2,344,694

Alaska 0.0%
Alaska, State Housing Finance Corp., Mortgage Revenue, Series A, 4.0%, 6/1/2040	90,000	90,435

Arizona 3.0%
Arizona, State Transportation Board, Excise Tax Revenue., 5.0%, 7/1/2018	2,220,000	2,232,099
Maricopa County, AZ, Certificates of Participation:
Series A, 4.0%, 7/1/2018	4,000,000	4,014,640
5.0%, 7/1/2018	680,000	683,590

		6,930,329

California 6.4%
California, Golden Empire Schools Financing Authority Lease Revenue, Kern High School District Project, 5.0%, 5/1/2021	1,000,000	1,087,770
California, State Department of Water Resources, Center Valley Project, Water Systems, Series AT, MUNIPSA +0.370%, 2.12%*, Mandatory Put 12/1/2022 @ 100, 12/1/2035	4,000,000	4,008,560
California, State General Obligation, 5.25%, 4/1/2022	1,615,000	1,666,292
California, State Municipal Finance Authority, Solid Waste Disposal Revenue, Waste Management, Inc., Series A, AMT, 2.0%*, Mandatory Put 12/1/2020 @ 100, 12/1/2044	2,000,000	1,992,000
California, State Pollution Control Financing Authority, Solid Waste Disposal Revenue, Republic Services, Inc., Series A, 144A, AMT, 1.65%*, Mandatory Put 8/1/2018 @ 100, 8/1/2023	1,500,000	1,500,000
California, State Public Works Board, Lease Revenue, Judicial Council Projects, Series D, 5.0%, 12/1/2020	1,000,000	1,076,380
Port of Oakland, CA, Series O, AMT, 5.0%, 5/1/2020	3,000,000	3,177,180

		14,508,182

Connecticut 1.8%
Connecticut, State General Obligation, Series B, 5.0%, 4/15/2025	1,500,000	1,670,055

The accompanying notes are an integral part of the financial statements.

10	|	Deutsche Short-Term Municipal Bond Fund

	Principal Amount ($)	Value ($)
Connecticut, State Housing Finance Program Authority Revenue:
Series F-4, 1.2%*, Mandatory Put 11/15/2018 @ 100, 11/15/2048	1,000,000	999,830
Series A-1, 4.0%, 11/15/2047	1,380,000	1,446,088

		4,115,973

District of Columbia 1.5%
District of Columbia, Water & Sewer Authority, Public Utility Revenue, 5.5%, 10/1/2023, INS: AGMC	3,000,000	3,321,930

Florida 5.4%
Broward County, FL, Airport Systems Revenue, Series P-1, AMT, 5.0%, 10/1/2021	2,640,000	2,872,690
Florida, Housing Finance Corp. Revenue, Homeowner Mortgage Special Program, Series A, 5.0%, 7/1/2028	190,000	191,444
Lee County, FL, Airport Revenue, Series A, AMT, 5.5%, 10/1/2023	1,250,000	1,372,525
Miami Beach, FL, Health Facilities Authority, Mount Sinai Medical Center of Florida, Inc., 5.0%, 11/15/2021	1,000,000	1,082,330
Miami-Dade County, FL, Aviation Revenue, AMT, 5.0%, 10/1/2022	1,000,000	1,103,840
Monroe County, FL, School District, Sales Tax Revenue, 5.0%, 10/1/2021, INS: AGMC	325,000	354,653
Tampa, FL, Solid Waste Systems Revenue, AMT, 5.0%, 10/1/2019, INS: AGMC	5,000,000	5,202,300

		12,179,782

Georgia 5.2%
Atlanta, GA, Airport Revenue, Series B, AMT, 5.0%, 1/1/2022	1,000,000	1,072,030
Burke County, GA, Development Authority, Pollution Control Revenue, Oglethorpe Power Corp., Series E, 3.25%*, Mandatory Put 2/3/2025 @ 100, 11/1/2045	1,200,000	1,183,476
Gainesville & Hall County, GA, Hospital Authority Revenue, Anticipation Certificates, Northeast Georgia Healthcare, Series A, 5.0%, 2/15/2019	1,500,000	1,536,195
Georgia, Main Street Natural Gas, Inc., Gas Supply Revenue:
Series A, 4.0%*, Mandatory Put 9/1/2023 @ 100, 4/1/2048, LIQ: Royal Bank of Canada	1,865,000	1,975,054
Series C, 4.0%*, Mandatory Put 12/1/2023 @ 100, 8/1/2048 (a)	750,000	796,665
Georgia, Municipal Electric Authority, Project One:
Series A, 5.0%, 1/1/2021	1,580,000	1,687,882
Series A, 5.0%, 1/1/2022	2,310,000	2,514,297
Georgia, State Road & Tollway Authority Revenue, Series B, 5.0%, 6/1/2019	935,000	965,939

		11,731,538

The accompanying notes are an integral part of the financial statements.

Deutsche Short-Term Municipal Bond Fund	|	11

	Principal Amount ($)	Value ($)

Illinois 7.5%
Chicago, IL, Board of Education, Series A, 5.25%, 12/1/2018, INS: NATL	1,830,000	1,835,325
Chicago, IL, O’Hare International Airport Revenue, Series D, AMT, 5.25%, 1/1/2019	1,000,000	1,021,300
Chicago, IL, Waterworks Revenue, Second Lien, Series 2017-2, 5.0%, 11/1/2019	1,855,000	1,931,092
Cook County, IL, General Obligation, 5.0%, 11/15/2019	500,000	520,875
Illinois, Railsplitter Tobacco Settlement Authority Revenue:
5.0%, 6/1/2022	1,000,000	1,092,730
5.25%, 6/1/2020	2,000,000	2,119,580
Illinois, State General Obligation:
Series A, 5.0%, 12/1/2019	2,000,000	2,060,620
Series D, 5.0%, 11/1/2020	1,000,000	1,039,940
Illinois, State Sales Tax Revenue, Junior Obligation, Series A, 5.0%, 6/15/2022	1,500,000	1,640,955
Lake County, IL, Forest Preserve District, Series A, 0.67% of 3-month USD-LIBOR +0.480%, 1.903%*, 12/15/2020	3,835,000	3,836,304

		17,098,721

Indiana 1.7%
Indiana, State Finance Authority, Economic Development Revenue, Republic Sevices, Inc. Project, AMT, 1.65%*, Mandatory Put 6/1/2018 @ 100, 12/1/2037	1,500,000	1,499,520
Indiana, State Health Facility Financing Authority, Ascension Health Credit Group, Series A-2, 4.0%, Mandatory Put 3/1/2019 @ 100, 11/15/2036	2,250,000	2,286,090

		3,785,610

Maine 0.4%
Maine, State Housing Authority Mortgage Revenue, Series A-1, AMT, 4.5%, 11/15/2028	890,000	920,394

Massachusetts 3.8%
Massachusetts, State Development Finance Agency Revenue, Suffolk University:
5.0%, 7/1/2023	1,000,000	1,115,240
5.0%, 7/1/2024	1,000,000	1,127,940
Massachusetts, State Port Authority Revenue, Series A, AMT, 5.0%, 7/1/2019	1,365,000	1,413,280
Massachusetts, State Water Resources Authority Revenue, Series A-3, 1.76%**, 5/7/2018, SPA: Wells Fargo Bank NA	1,100,000	1,100,000
University of Massachusetts, Building Authority Revenue, Series 2, MUNIPSA +0.300%, 2.05%*, 11/1/2034	3,900,000	3,900,000

		8,656,460

The accompanying notes are an integral part of the financial statements.

12	|	Deutsche Short-Term Municipal Bond Fund

	Principal Amount ($)	Value ($)

Michigan 3.5%
Michigan, State Finance Authority Revenue, Henry Ford Health System, 5.0%, 11/15/2023	500,000	562,320
Michigan, State Finance Authority Revenue, Unemployment Obligation Assessment, Series B, 5.0%, 7/1/2021	4,175,000	4,197,462
Michigan, State Hospital Finance Authority Revenue, Ascension Health Senior Credit Group, Series B, 5.0%, 11/15/2020	3,000,000	3,149,940

		7,909,722

Mississippi 1.7%
Mississippi, State Development Bank Special Obligation, Department of Corrections:
Series D, Prerefunded 8/1/2020 @ 100, 5.0%, 8/1/2021	1,880,000	2,000,283
Series D, 5.0%, 8/1/2021	1,815,000	1,927,820

		3,928,103
Missouri 0.3%
Kansas City, MO, Sanitary Sewer System Revenue, Series B, 5.0%, 1/1/2022 (a)	450,000	482,481
Missouri, State Housing Development Commission, Single Family Mortgage Revenue, Homeownership Loan Program, Series D, 4.8%, 3/1/2040	140,000	141,149
Missouri, State Housing Development Commission, Single Family Mortgage Revenue, Special Homeownership Loan Program Market Bonds, Series E-1, 5.0%, 11/1/2027	120,000	121,906

		745,536
Nebraska 0.2%
Nebraska, State Investment Finance Authority, Single Family Housing Revenue:
Series E, 3.0%, 3/1/2043	100,000	100,449
Series C, 4.5%, 9/1/2043	380,000	385,928

		486,377
Nevada 3.3%
Clark County, NV, Airport Revenue, Series D-3, 1.77%**, 5/7/2018, LOC: Bank of America NA	1,400,000	1,400,000
Clark County, NV, School District, Series A, 5.0%, 6/15/2019	3,040,000	3,142,813
Nevada, State Capital Improvement & Cultural Affairs, Series B, 5.0%, 8/1/2018	1,000,000	1,008,100
Nevada, State General Obligation, Series C, 5.0%, 6/1/2018	2,000,000	2,005,260

		7,556,173
New Jersey 3.3%
New Jersey, State Economic Development Authority Revenue, Series B, 5.0%, 11/1/2018	2,000,000	2,028,140
New Jersey, State Economic Development Authority, Motor Vehicle Surcharge Revenue, Series A, 3.125%, 7/1/2029	440,000	428,424

The accompanying notes are an integral part of the financial statements.

Deutsche Short-Term Municipal Bond Fund	|	13

	Principal Amount ($)	Value ($)
New Jersey, State Health Care Facilities Financing Authority Revenue, Princeton Healthcare System, Series A, 5.0%, 7/1/2018	540,000	542,430
New Jersey, State Transportation Trust Fund Authority, Federal Highway Reimbursement Notes, Series A-2, 5.0%, 6/15/2023	2,300,000	2,307,981
New Jersey, Tobacco Settlement Financing Corp., Series A, 5.0%, 6/1/2025	1,955,000	2,209,365

		7,516,340

New Mexico 1.0%
New Mexico, Mortgage Finance Authority, Single Family Mortgage:
“I”, Series A-1, 4.0%, 1/1/2049 (a)	1,000,000	1,055,630
“I”, Series D, 5.35%, 9/1/2040	135,000	138,980
New Mexico, State Severance Tax, Series A, 5.0%, 7/1/2018	1,150,000	1,156,152

		2,350,762

New York 13.3%
New York, Metropolitan Transportation Authority, Dedicated Tax Fund, Series A-2B, MUNIPSA +0.580%, 2.33%*, Mandatory Put 11/1/2019 @ 100, 11/1/2031	4,000,000	4,007,320
New York, State Thruway Authority, Series J, 5.0%, 1/1/2024	7,000,000	7,950,320
New York, State Transportation Development Corp., Special Facility Revenue, Delta Air Lines, Inc., Laguardia Airport Terminals C&D Redevelopment, AMT, 5.0%, 1/1/2023 (a)	3,000,000	3,285,030
New York, Town of Oyster Bay, 2.0%, 2/15/2019	1,000,000	999,260
New York, Triborough Bridge & Tunnel Authority Revenues, Series B, 1.74%**, 5/7/2018, LOC: State Street Bank & Trust Co.	1,360,000	1,360,000
New York, TSASC, Inc., Series B, 5.0%, 6/1/2019	300,000	308,817
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue:
Series A-2, 1.54%**, 5/1/2018, SPA: Mizuho Bank Ltd.	2,315,000	2,315,000
Series DD-3A, 1.61%**, 5/1/2018, SPA: U.S. Bank NA	1,800,000	1,800,000
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue, Second Generation Resolution, Fiscal 2014, Series AA-1, 1.55%**, 5/1/2018, SPA: JPMorgan Chase Bank NA	600,000	600,000
New York City, NY, Transitional Finance Authority Revenue, Future Tax:
Series A-4, 1.59%**, 5/1/2018, SPA: TD Bank NA	1,350,000	1,350,000
Series A-6, 1.61%**, 5/1/2018, SPA: State Street Bank & Trust Co.	1,000,000	1,000,000
New York City, NY, Transitional Finance Authority, NYC Recovery, Series 3, 1.55%**, 5/1/2018, SPA: Royal Bank of Canada	1,820,000	1,820,000

The accompanying notes are an integral part of the financial statements.

14	|	Deutsche Short-Term Municipal Bond Fund

	Principal Amount ($)	Value ($)
New York, NY, General Obligation, Series I, 1.54%**, 5/1/2018, SPA: State Street Bank & Trust Co.	1,840,000	1,840,000
Port Authority of New York & New Jersey, Series 188, AMT, 5.0%, 5/1/2023	1,535,000	1,708,885

		30,344,632

North Carolina 0.5%
North Carolina, State Housing Finance Agency, Home Ownership Revenue, Series 38-B, 4.0%, 7/1/2047	985,000	1,035,156

North Dakota 0.6%
North Dakota, State Housing Finance Agency, Home Mortgage Housing Finance Program, Series A, 4.0%, 7/1/2047	1,390,000	1,459,486

Ohio 1.1%
Franklin County, OH, Hospital Revenue, OhioHealth Corp., Series B, 4.0%*, Mandatory Put 11/1/2018 @ 100, 11/15/2033	1,000,000	1,009,940
Ohio, Major New State Infrastructure Project Revenue, Series 1, 5.0%, 12/15/2029	500,000	580,955
Ohio, State Higher Educational Facility Commission Revenue, University of Dayton, Series B, 5.0%, Series B, 12/1/2022 (a)	830,000	908,086
Ohio, State Housing Finance Agency, Residential Mortgage Revenue, Mortgage-Backed Securities Program, Series E, 5.0%, 9/1/2039	20,000	20,177

		2,519,158

Oregon 0.5%
Oregon, State Housing & Community Services Department, Mortgage Revenue, Single Family Mortgage Program, Series B, AMT, 5.0%, 7/1/2030	1,000,000	1,039,770

Pennsylvania 8.3%
Bucks County, PA, Industrial Development Authority Revenue, Solid Waste Management, Inc. Project, AMT, 1.7%*, Mandatory Put 2/1/2019 @ 100, 12/1/2022	2,000,000	1,992,320
Pennsylvania, Commonwealth Financing Authority, Tobacco Master Settlement Payment Revenue Bonds, 5.0%, 6/1/2026	2,000,000	2,274,320
Pennsylvania, State Economic Development Financing Authority Revenue, UPMC Obligated Group, 5.0%, 3/15/2024	1,000,000	1,133,330
Pennsylvania, State Economic Development Financing Authority, Solid Waste Disposal Revenue, Waste Management, Inc. Project, AMT, 1.6%*, Mandatory Put 8/1/2018 @ 100, 8/1/2045, GTY: Waste Management, Inc.	1,000,000	1,000,000

The accompanying notes are an integral part of the financial statements.

Deutsche Short-Term Municipal Bond Fund	|	15

	Principal Amount ($)	Value ($)
Pennsylvania, State Economic Development Financing Authority, Solid Waste Disposal Revenue, Republic Services, Inc., Series A, AMT, 1.75%*, Mandatory Put 7/2/2018 @ 100, 4/1/2019	1,000,000	999,510
Pennsylvania, State Economic Development Financing Authority, Unemployment Compensation Revenue, Series B, 5.0%, 7/1/2021	620,000	626,919
Pennsylvania, State General Obligation, 5.0%, 1/1/2026	1,000,000	1,144,820
Pennsylvania, State Housing Finance Agency, Single Family Mortgage Revenue:
Series 119, 3.5%, 10/1/2041	1,835,000	1,883,334
Series 122, 4.0%, 10/1/2046	775,000	811,371
Pennsylvania, State Turnpike Commission Revenue:
Series B-1, MUNIPSA +0.880%, 2.63%*, 12/1/2020	2,000,000	2,023,100
Series B, MUNIPSA +1.150%, 2.9%*, 12/1/2019	1,500,000	1,518,585
Series A-1, 5.0%, 12/1/2024	1,000,000	1,140,390
Philadelphia, PA, Airport Revenue, Series A, AMT, 5.0%, 6/15/2019	1,195,000	1,234,865
Philadelphia, PA, Gas Works Revenue, 1998 General Ordinance, Series 14, 5.0%, 10/1/2022	1,000,000	1,103,840

		18,886,704

South Dakota 1.4%
South Dakota, Housing Development Authority, Homeownership Mortgage:
Series B, 4.0%, 11/1/2047	2,390,000	2,511,244
Series A, AMT, 4.5%, 5/1/2031	735,000	758,557

		3,269,801

Tennessee 1.8%
Tennessee, Housing Development Agency, Residential Financing Program Revenue, Series 1C, 3.0%, 7/1/2038	1,100,000	1,113,068
Tennessee, State Energy Acquisition Corp., Gas Revenue, Series A, 4.0%, Mandatory Put 5/1/2023 @ 100, 5/1/2048	2,250,000	2,390,220
Tennessee, State Housing Development Agency, Homeownership Program:
Series 2C, 4.0%, 7/1/2038	325,000	334,081
Series 1A, AMT, 4.5%, 1/1/2038	340,000	352,022

		4,189,391

Texas 19.0%
Allen, TX, Independent School District Building:
Prerefunded 2/15/2021 @ 100, 5.0%, 2/15/2024	685,000	739,430
5.0%, 2/15/2024	315,000	339,142
Alvin, TX, Independent School District, School House, Series B, 0.95%*, Mandatory Put 8/15/2018 @ 100, 2/15/2039	4,000,000	3,989,720

The accompanying notes are an integral part of the financial statements.

16	|	Deutsche Short-Term Municipal Bond Fund

	Principal Amount ($)	Value ($)
Central Texas, Regional Mobility Authority Revenue, Senior Lien, Series B, 5.0%, Mandatory Put 1/7/2021 @ 100, 1/1/2045	1,000,000	1,057,520
Clifton, TX, Higher Education Finance Corp. Education Revenue, IDEA Public Schools, 3.0%, 8/15/2019	1,000,000	1,013,250
Corpus Christi, TX, Independent School District Building, Series A, 2.0%, Mandatory Put 8/15/2019 @ 100, 8/15/2047	1,125,000	1,125,697
Fort Bend, TX, Independent School District Building:
Series A, 0.9%, Mandatory Put 8/1/2018 @ 100, 8/1/2040	1,955,000	1,950,406
Series B, 1.35%, Mandatory Put 8/1/2019 @ 100, 8/1/2040	1,000,000	992,630
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue, Memorial Herman Hospital Health System, Series B, MUNIPSA +0.580%, 2.33%*, Mandatory Put 12/1/2019 @ 100, 12/1/2042	4,000,000	4,001,800
Harris County, TX, Cultural Education Facilities Finance Corp., Thermal Utility Revenue, TECO Project, 5.0%, 11/15/2021	950,000	1,040,012
Houston, TX, Airport Systems Revenue:
AMT, Series A, 5.0%, 7/1/2025	500,000	567,115
AMT, Series A, 5.0%, 7/1/2026	1,000,000	1,146,170
Houston, TX, Independent School District, Series A-2, 3.0%, Mandatory Put 6/1/2019 @ 100, 6/1/2039	1,205,000	1,218,448
Mission, TX, Economic Development Corp., Solid Waste Disposal Revenue, Republic Services, Inc. Project, AMT, 1.65%*, Mandatory Put 8/1/2018 @ 100, 1/1/2026	1,500,000	1,500,000
North Texas, Tollway Authority Revenue, Second Tier, Series A, 5.0%, 1/1/2026	1,600,000	1,819,872
San Antonio, TX, Electric & Gas Systems Revenue, Series B, 2.0%, Mandatory Put 12/1/2021 @ 100, 2/1/2033	1,750,000	1,732,045
Spring Branch, TX, Independent School District, Series A-1, 2.5%, Mandatory Put 6/15/2018 @ 100, 6/15/2041	2,500,000	2,501,875
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Scott & White Healthcare, Prerefunded 8/15/2020 @ 100, 5.25%, 8/15/2021	2,435,000	2,612,400
Texas, Clear Creek Independent School District, Series B, 1.35%*, Mandatory Put 8/15/2018 @ 100, 2/15/2038	1,500,000	1,497,840
Texas, Cypress-Fairbanks Independent School District Building, Series A-3, 3.0%*, Mandatory Put 8/17/2020 @ 100, 2/15/2043	1,000,000	1,018,210
Texas, Dallas-Fort Worth International Airport Revenue:
Series D, 5.0%, 11/1/2022	1,485,000	1,590,361
Series D, 5.0%, 11/1/2023	2,890,000	3,092,849
Texas, Love Field Airport Modernization Corp., General Airport Revenue, AMT, 5.0%, 11/1/2021	500,000	544,235

The accompanying notes are an integral part of the financial statements.

Deutsche Short-Term Municipal Bond Fund	|	17

	Principal Amount ($)	Value ($)
Texas, State General Obligation, Series B-2, 2.0%, Mandatory Put 8/1/2019 @ 100, 8/1/2025	1,135,000	1,135,931
Texas, State Transportation Commission Mobility Fund, Series B, MUNIPSA +0.380%, 2.13%*, Mandatory Put 10/1/2018 @ 100, 10/1/2041	2,500,000	2,500,425
Texas, State Water Financial Assistance, Series A, 5.0%, 8/1/2020	2,500,000	2,520,125

		43,247,508

Utah 1.3%
Utah, State Transit Authority, Sales Tax Revenue., Series A, Prerefunded 6/15/2018 @ 100, 5.0%, 6/15/2020	3,000,000	3,011,640

West Virginia 1.0%
West Virginia, State Economic Development Authority, Solid Waste Disposal Facilities Revenue, Wheeling Power Co., Mitchell Project, Series A, AMT, 3.0%, Mandatory Put 4/1/2022 @ 100, 6/1/2037	2,250,000	2,237,130

Wisconsin 0.5%
Wisconsin, State Health & Educational Facilities Authority Revenue, Froedtert Health, Inc. Obligated Group, Series A, 5.0%, 4/1/2024	1,000,000	1,136,040
Total Municipal Bonds and Notes (Cost $227,915,003)		228,553,477

	Shares	Value ($)
Open-End Investment Company 0.6%
BlackRock Muni Fund, 1.47%*** (Cost $1,451,979)	1,451,979	1,451,979

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $229,366,982)	100.9	230,005,456
Other Assets and Liabilities, Net	(0.9)	(2,031,983)

Net Assets	100.0	227,973,473

*	Variable or floating rate security. These securities are shown at their current rate as of April 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables.

**	Variable rate demand notes are securities whose interest rates are reset periodically (usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder at any time, and are shown at their current rates as of April 30, 2018. Maturity date reflects the earlier of demand date or stated maturity date.

***	Current yield; not a coupon rate.

(a)	When-issued security.

The accompanying notes are an integral part of the financial statements.

18	|	Deutsche Short-Term Municipal Bond Fund

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGMC: Assured Guaranty Municipal Corp.

AMT: Subject to alternative minimum tax.

GTY: Guaranty Agreement

INS: Insured

LIBOR: London Interbank Offered Rate

LIQ: Liquidity Facility

LOC: Letter of Credit

MUNIPSA: SIFMA Municipal Swap Index Yield

NATL: National Public Finance Guarantee Corp.

Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

SIFMA: Securities Industry and Financial Markets Association

SPA: Standby Bond Purchase Agreement

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2018 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Municipal Bonds and Notes (b)	$—	$228,553,477	$—	$228,553,477
Open-End Investment Company	1,451,979	—	—	1,451,979
Total	$1,451,979	$228,553,477	$—	$230,005,456

There have been no transfers between fair value measurement levels during the period ended April 30, 2018.

(b)	See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Deutsche Short-Term Municipal Bond Fund	|	19

Statement of Assets and Liabilities

as of April 30, 2018 (Unaudited)

Assets
Investments in securities, at value (cost $229,366,982)	$230,005,456
Receivable for investments sold	5,401,779
Receivable for Fund shares sold	133,987
Interest receivable	2,305,584
Other assets	36,097
Total assets	237,882,903

Liabilities
Payable for investments purchased	2,500,000
Payable for investments purchased — when-issued securities	6,533,410
Payable for Fund shares redeemed	521,981
Distributions payable	72,971
Accrued management fee	24,771
Accrued Trustees’ fees	5,047
Other accrued expenses and payables	251,250
Total liabilities	9,909,430
Net assets, at value	$227,973,473

Net Assets Consist of
Accumulated distributions in excess of net investment income	(47,413)
Net unrealized appreciation (depreciation) on investments	638,474
Accumulated net realized gain (loss)	(1,594,271)
Paid-in capital	228,976,683
Net assets, at value	$227,973,473

The accompanying notes are an integral part of the financial statements.

20	|	Deutsche Short-Term Municipal Bond Fund

Statement of Assets and Liabilities as of April 30, 2018 (Unaudited) (continued)

Net Asset Value

Class A
Net Asset Value and redemption price per share ($98,277,149 ÷ 9,855,095 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$9.97
Maximum offering price per share (100 ÷ 98.00 of $9.97)	$10.17
Class C
Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($11,990,674 ÷ 1,202,887 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$9.97
Class S
Net Asset Value, offering and redemption price per share ($56,030,185 ÷ 5,626,212 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$9.96
Institutional Class
Net Asset Value, offering and redemption price per share ($61,675,465 ÷ 6,184,585 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$9.97

The accompanying notes are an integral part of the financial statements.

Deutsche Short-Term Municipal Bond Fund	|	21

Statement of Operations

for the six months ended April 30, 2018 (Unaudited)

Investment Income
Income:
Interest	$2,826,811
Expenses:
Management fee	500,323
Administration fee	125,081
Services to shareholders	189,046
Distribution and service fees	197,297
Custodian fee	3,371
Professional fees	49,114
Reports to shareholders	21,106
Registration fees	27,988
Trustees’ fees and expenses	8,407
Other	18,905
Total expenses before expense reductions	1,140,638
Expense reductions	(326,920)
Total expenses after expense reductions	813,718
Net investment income	2,013,093

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	(582,970)
Change in net unrealized appreciation (depreciation) on investments	(2,800,304)
Net gain (loss)	(3,383,274)
Net increase (decrease) in net assets resulting from operations	$(1,370,181)

The accompanying notes are an integral part of the financial statements.

22	|	Deutsche Short-Term Municipal Bond Fund

Statements of Changes in Net Assets

	Six Months Ended April 30, 2018	Year Ended October 31,
Increase (Decrease) in Net Assets	(Unaudited)	2017

Operations:
Net investment income	$2,013,093	$4,039,372
Net realized gain (loss)	(582,970)	545,248
Change in net unrealized appreciation (depreciation)	(2,800,304)	(2,305,111)
Net increase (decrease) in net assets resulting from operations	(1,370,181)	2,279,509
Distributions to shareholders from:
Net investment income:
Class A	(834,318)	(1,703,564)
Class C	(51,503)	(83,436)
Class S	(654,601)	(1,659,349)
Institutional Class	(472,672)	(593,022)
Total distributions	(2,013,094)	(4,039,371)
Fund share transactions:
Proceeds from shares sold	61,021,882	144,630,105
Reinvestment of distributions	1,777,733	3,589,124
Payments for shares redeemed	(123,919,476)	(152,839,012)
Net increase (decrease) in net assets from Fund share transactions	(61,119,861)	(4,619,783)
Increase (decrease) in net assets	(64,503,136)	(6,379,645)
Net assets at beginning of period	292,476,609	298,856,254
Net assets at end of year (including accumulated distributions in excess of net investment income of $47,413 and $47,412, respectively)	$227,973,473	$292,476,609

The accompanying notes are an integral part of the financial statements.

Deutsche Short-Term Municipal Bond Fund	|	23

Financial Highlights

	Six Months Ended 4/30/18		Years Ended October 31,
Class A	(Unaudited)		2017	2016	2015	2014	2013

Selected Per Share Data
Net asset value, beginning of period	$10.10		$10.16	$10.21	$10.26	$10.21	$10.34
Income (loss) from investment operations:
Net investment income[a]	.08		.13	.12	.09	.09	.10
Net realized and unrealized gain (loss)	(.13)		(.06)	(.05)	(.05)	.05	(.13)
Total from investment operations	(.05)		.07	.07	.04	.14	(.03)
Less distributions from:
Net investment income	(.08)		(.13)	(.12)	(.09)	(.09)	(.10)
Net asset value, end of period	$9.97		$10.10	$10.16	$10.21	$10.26	$10.21
Total Return (%)[b,c]	(.52	)**	.67	.66	.42	1.37	(.31)

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	98		121	158	189	222	294
Ratio of expenses before expense reductions (%)	.93	*	.91	.90	.89	.90	.90
Ratio of expenses after expense reductions (%)	.71	*	.73	.73	.76	.73	.74
Ratio of net investment income (%)	1.55	*	1.26	1.15	.91	.87	.96
Portfolio turnover rate (%)	51	**	89	81	26	36	41

[a]	Based on average shares outstanding during the period.

[b]	Total return does not reflect the effect of any sales charges.

[c]	Total return would have been lower had certain expenses not been reduced.

*	Annualized

**	Not annualized

24	|	Deutsche Short-Term Municipal Bond Fund

	Six Months Ended 4/30/18		Years Ended October 31,
Class C	(Unaudited)		2017	2016	2015	2014	2013

Selected Per Share Data
Net asset value, beginning of period	$10.10		$10.16	$10.20	$10.26	$10.21	$10.33
Income (loss) from investment operations:
Net investment income[a]	.04		.05	.04	.02	.01	.02
Net realized and unrealized gain (loss)	(.13)		(.06)	(.04)	(.06)	.05	(.12)
Total from investment operations	(.09)		(.01)	.00 ***	(.04)	.06	(.10)
Less distributions from:
Net investment income	(.04)		(.05)	(.04)	(.02)	(.01)	(.02)
Net asset value, end of period	$9.97		$10.10	$10.16	$10.20	$10.26	$10.21
Total Return (%)[b,c]	(.89	)**	(.08)	.01	(.43)	.61	(.96)

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	12		14	20	25	33	39
Ratio of expenses before expense reductions (%)	1.69	*	1.68	1.67	1.67	1.67	1.66
Ratio of expenses after expense reductions (%)	1.46	*	1.48	1.48	1.51	1.48	1.49
Ratio of net investment income (%)	.80	*	.51	.40	.16	.12	.21
Portfolio turnover rate (%)	51	**	89	81	26	36	41

[a]	Based on average shares outstanding during the period.

[b]	Total return does not reflect the effect of any sales charges.

[c]	Total return would have been lower had certain expenses not been reduced.

*	Annualized

**	Not annualized

***	Amount is less than $.005.

Deutsche Short-Term Municipal Bond Fund	|	25

	Six Months Ended 4/30/18		Years Ended October 31,
Class S	(Unaudited)		2017	2016	2015	2014	2013

Selected Per Share Data
Net asset value, beginning of period	$10.09		$10.15	$10.19	$10.25	$10.20	$10.32
Income (loss) from investment operations:
Net investment income[a]	.08		.14	.13	.11	.10	.11
Net realized and unrealized gain (loss)	(.13)		(.06)	(.04)	(.06)	.05	(.12)
Total from investment operations	(.05)		.08	.09	.05	.15	(.01)
Less distributions from:
Net investment income	(.08)		(.14)	(.13)	(.11)	(.10)	(.11)
Net asset value, end of period	$9.96		$10.09	$10.15	$10.19	$10.25	$10.20
Total Return (%)[b]	(.45	)**	.82	.91	.48	1.52	(.06)

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	56		113	81	74	96	167
Ratio of expenses before expense reductions (%)	.90	*	.81	.74	.76	.71	.70
Ratio of expenses after expense reductions (%)	.56	*	.58	.58	.61	.58	.59
Ratio of net investment income (%)	1.68	*	1.41	1.30	1.06	1.03	1.11
Portfolio turnover rate (%)	51	**	89	81	26	36	41

[a]	Based on average shares outstanding during the period.

[b]	Total return would have been lower had certain expenses not been reduced.

*	Annualized

**	Not annualized

26	|	Deutsche Short-Term Municipal Bond Fund

	Six Months Ended 4/30/18		Years Ended October 31,
Institutional Class	(Unaudited)		2017	2016	2015	2014	2013

Selected Per Share Data
Net asset value, beginning of period	$10.10		$10.16	$10.20	$10.26	$10.21	$10.34
Income (loss) from investment operations:
Net investment income[a]	.09		.15	.14	.12	.12	.12
Net realized and unrealized gain (loss)	(.13)		(.06)	(.04)	(.06)	.05	(.13)
Total from investment operations	(.04)		.09	.10	.06	.17	(.01)
Less distributions from:
Net investment income	(.09)		(.15)	(.14)	(.12)	(.12)	(.12)
Net asset value, end of period	$9.97		$10.10	$10.16	$10.20	$10.26	$10.21
Total Return (%)[b]	(.39	)**	.92	1.02	.58	1.63	(.06)

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	62		45	40	101	172	85
Ratio of expenses before expense reductions (%)	.69	*	.66	.65	.64	.60	.59
Ratio of expenses after expense reductions (%)	.46	*	.48	.48	.51	.48	.49
Ratio of net investment income (%)	1.83	*	1.51	1.39	1.15	1.12	1.21
Portfolio turnover rate (%)	51	**	89	81	26	36	41

[a]	Based on average shares outstanding during the period.

[b]	Total return would have been lower had certain expenses not been reduced.

*	Annualized

**	Not annualized

Deutsche Short-Term Municipal Bond Fund	|	27

Notes to Financial Statements	(Unaudited)

A. Organization and Significant Accounting Policies

Deutsche Short-Term Municipal Bond Fund (the “Fund”) is a diversified series of Deutsche Municipal Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are subject to an initial sales charge. Class C shares are not subject to an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class S shares are not subject to initial or contingent deferred sales charges and are only available to a limited group of investors. Institutional Class shares are not subject to initial or contingent deferred sales charges and are generally available only to qualified institutions.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk).

28	|	Deutsche Short-Term Municipal Bond Fund

Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Municipal debt securities are valued at prices supplied by independent pricing services approved by the Fund’s Board, whose valuations are intended to reflect the mean between the bid and asked prices. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. If the pricing services are unable to provide valuations, the securities are valued at the mean of the most recent bid and asked quotations or evaluated prices, as applicable, obtained from one or more broker-dealers. These securities are generally categorized as Level 2.

Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.

When-Issued/Delayed Delivery Securities. The Fund may purchase or sell securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the transaction is reflected in the net asset value. The price of such

Deutsche Short-Term Municipal Bond Fund	|	29

security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. At the time the Fund enters into a purchase transaction it is required to segregate cash or other liquid assets at least equal to the amount of the commitment.

Certain risks may arise upon entering into when-issued or delayed delivery transaction from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic, or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.

Federal Income Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable and tax-exempt income to its shareholders.

Under the Regulated Investment Company Modernization Act of 2010, net capital losses incurred post-enactment may be carried forward indefinitely, and their character is retained as short-term and/or long-term. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At October 31, 2017, the Fund had a net tax basis capital loss carryforward of approximately $1,011,000 of pre-enactment losses, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or October 31, 2018, the expiration date, whichever occurs first.

At October 31, 2017, the aggregate cost of investments for federal income tax purposes was $295,485,022. The net unrealized appreciation for all investments based on tax cost was $3,438,778. This consisted of aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost of $3,883,587 and aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value of $444,809.

The Fund has reviewed the tax positions for the open tax years as of October 31, 2017 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.

30	|	Deutsche Short-Term Municipal Bond Fund

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and discounts are amortized/accreted for both tax and financial reporting purposes with the exception of securities in default of principal.

B. Purchases and Sales of Securities

During the six months ended April 30, 2018, purchases and sales of investment securities (excluding short-term investments) aggregated $128,203,150 and $204,667,141, respectively.

C. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

Deutsche Short-Term Municipal Bond Fund	|	31

Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the Fund’s average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:

First $500 million of the Fund’s average daily net assets	.400%
Next $500 million of such net assets	.385%
Next $1.0 billion of such net assets	.370%
Over $2.0 billion of such net assets	.355%

Accordingly, for the six months ended April 30, 2018, the fee pursuant to the Investment Management Agreement was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.40% of the Fund’s average daily net assets.

For the period from October 1, 2017 through January 31, 2019, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of each class as follows:

Class A	.71%
Class C	1.46%
Class S	.56%
Institutional Class	.46%

For the six months ended April 30, 2018, fees waived and/or expenses reimbursed for each class are as follows:

Class A	$119,778
Class C	14,943
Class S	133,038
Institutional Class	59,161
$326,920

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee”) of 0.10% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended April 30, 2018, the Administration Fee was $125,081, of which $19,373 is unpaid.

Service Provider Fees. DWS Service Company (“DSC”), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent of the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. (“DST”), DSC has delegated certain

32	|	Deutsche Short-Term Municipal Bond Fund

transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended April 30, 2018, the amounts charged to the Fund by DSC were as follows:

Services to Shareholders	Total Aggregated	Unpaid at April 30, 2018
Class A	$2,277	$928
Class C	478	319
Class S	2,306	1,496
Institutional Class	629	158
	$5,690	$2,901

Distribution and Service Fees. Under the Fund’s Class C 12b-1 Plan, DWS Distributors, Inc. (“DDI”), an affiliate of the Advisor, receives a fee (“Distribution Fee”) of 0.75% of average daily net assets of Class C shares. In accordance with the Fund’s Underwriting and Distribution Services Agreement, DDI enters into related selling group agreements with various firms at various rates for sales of Class C shares. For the six months ended April 30, 2018, the Distribution Fee was as follows:

Distribution Fee	Total Aggregated	Unpaid at April 30, 2018
Class C	$48,106	$7,415

In addition, DDI provides information and administrative services for a fee (“Service Fee”) to Class A and C shareholders at an annual rate of up to 0.25% of average daily net assets. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended April 30, 2018, the Service Fee was as follows:

Service Fee	Total Aggregated	Unpaid at April 30, 2018	Annualized Rate
Class A	$133,589	$42,079	.25%
Class C	15,602	5,484	.24%
	$149,191	$47,563

Underwriting Agreement and Contingent Deferred Sales Charge. DDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended April 30, 2018, aggregated $178.

In addition, DDI receives any contingent deferred sales charge (“CDSC”) from Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is 1% of the value of the shares

Deutsche Short-Term Municipal Bond Fund	|	33

redeemed for Class C. For the six months ended April 30, 2018, the CDSC for Class C shares aggregated $236. A deferred sales charge of up to 0.50% is assessed on certain redemptions of Class A shares.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing certain pre-press and regulatory filing services to the Fund. For the six months ended April 30, 2018, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders” aggregated $9,199, of which $8,049 is unpaid.

Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

D. Line of Credit

The Fund and other affiliated funds (the “Participants”) share in a $400 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at April 30, 2018.

E. Fund Share Transactions

The following table summarizes share and dollar activity in the Fund:

	Six Months Ended April 30, 2018		Year Ended October 31, 2017
	Shares	Dollars	Shares	Dollars

Shares sold
Class A	824,410	$8,281,535	2,202,961	$22,228,481
Class C	61,532	618,154	110,407	1,112,496
Class S	2,152,238	21,545,551	10,181,471	102,614,946
Institutional Class	3,052,029	30,576,642	1,844,066	18,674,182
		$61,021,882		$144,630,105

34	|	Deutsche Short-Term Municipal Bond Fund

	Six Months Ended April 30, 2018		Year Ended October 31, 2017
	Shares	Dollars	Shares	Dollars

Shares issued to shareholders in reinvestment of distributions
Class A	70,920	$710,921	146,053	$1,477,372
Class C	4,415	44,222	6,802	68,789
Class S	59,924	600,078	150,980	1,525,768
Institutional Class	42,178	422,512	51,119	517,195
		$1,777,733		$3,589,124

Shares redeemed
Class A	(3,008,416)	$(30,190,839)	(5,936,992)	$(59,916,581)
Class C	(246,842)	(2,476,770)	(666,817)	(6,737,839)
Class S	(7,793,745)	(78,102,989)	(7,136,124)	(72,027,076)
Institutional Class	(1,315,142)	(13,148,878)	(1,403,168)	(14,157,516)
		$(123,919,476)		$(152,839,012)

Net increase (decrease)
Class A	(2,113,086)	$(21,198,383)	(3,587,978)	$(36,210,728)
Class C	(180,895)	(1,814,394)	(549,608)	(5,556,554)
Class S	(5,581,583)	(55,957,360)	3,196,327	32,113,638
Institutional Class	1,779,065	17,850,276	492,017	5,033,861
		$(61,119,861)		$(4,619,783)

F. Name Changes

In connection with adoption of the DWS brand, effective on or about July 2, 2018, Deutsche Investment Management Americas Inc., the Advisor, will be renamed to DWS Investment Management Americas, Inc. In addition, the “Deutsche Funds” will become known as the “DWS Funds.” As a result, Deutsche Short-Term Municipal Bond Fund will be renamed DWS Short-Term Municipal Bond Fund.

Deutsche Short-Term Municipal Bond Fund	|	35

Information About Your Fund’s Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads) and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (November 1, 2017 to April 30, 2018).

The tables illustrate your Fund’s expenses in two ways:

–	Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000” line under the share class you hold.

–	Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000” line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. Subject to certain exceptions, an account maintenance fee of $20.00 assessed once per calendar year for Classes A, C and S shares may apply for accounts with balances less than $10,000. This fee is not included in these tables. If it was, the estimate of expenses paid for Classes A, C and S shares during the period would be higher, and account value during the period would be lower, by this amount.

36	|	Deutsche Short-Term Municipal Bond Fund

Expenses and Value of a $1,000 Investment for the six months ended April 30, 2018 (Unaudited)

Actual Fund Return	Class A	Class C	Class S	Institutional Class
Beginning Account Value 11/1/17	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 4/30/18	$994.80	$991.10	$995.50	$996.10
Expenses Paid per $1,000*	$3.51	$7.21	$2.77	$2.28

Hypothetical 5% Fund Return	Class A	Class C	Class S	Institutional Class
Beginning Account Value 11/1/17	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 4/30/18	$1,021.27	$1,017.55	$1,022.02	$1,022.51
Expenses Paid per $1,000*	$3.56	$7.30	$2.81	$2.31

*	Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios	Class A	Class C	Class S	Institutional Class
Deutsche Short-Term Municipal Bond Fund	.71%	1.46%	.56%	.46%

For more information, please refer to the Fund’s prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

Deutsche Short-Term Municipal Bond Fund	|	37

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees (hereinafter referred to as the “Board” or “Trustees”) approved the renewal of Deutsche Short-Term Municipal Bond Fund’s (the “Fund”) investment management agreement (the “Agreement”) with Deutsche Investment Management Americas Inc. (“DIMA”) in September 2017.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

–	During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees”).

–	The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant”). Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

–	The Board also received extensive information throughout the year regarding performance of the Fund.

–	The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

–	In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to

38	|	Deutsche Short-Term Municipal Bond Fund

invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of Deutsche Bank AG’s (“Deutsche Bank”) Asset Management (“Deutsche AM”) division. Deutsche AM is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world.

As part of the contract review process, the Board carefully considered the fees and expenses of each Deutsche fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar”), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review” (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2016, the Fund’s performance (Class A shares) was in the 2nd quartile, 3rd quartile and 3rd quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has outperformed its benchmark in the three-year period and has underperformed its benchmark in the one- and five-year periods ended December 31, 2016.

Deutsche Short-Term Municipal Bond Fund	|	39

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge”) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were higher than the median (4th quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2016). The Board noted that the Fund’s Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be higher than the median (3rd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2016, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses”). The Board also reviewed data comparing each share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable Deutsche U.S. registered funds (“Deutsche Funds”) and considered differences between the Fund and the comparable Deutsche Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“Deutsche Europe funds”) managed by Deutsche AM. The Board noted that DIMA indicated that Deutsche AM does not manage any institutional accounts or Deutsche Europe funds comparable to the Fund.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the Deutsche Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the

40	|	Deutsche Short-Term Municipal Bond Fund

information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the Deutsche Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to Deutsche Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor

Deutsche Short-Term Municipal Bond Fund	|	41

identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

42	|	Deutsche Short-Term Municipal Bond Fund

Account Management Resources

For More Information

The automated telephone system allows you to access personalized account information and obtain information on other Deutsche funds using either your voice or your telephone keypad. Certain account types within Classes A, C and S also have the ability to purchase, exchange or redeem shares using this system.

For more information, contact your financial advisor. You may also access our automated telephone system or speak with a Shareholder Service representative by calling:

(800) 728-3337

Web Site

dws.com

View your account transactions and balances, trade shares, monitor your asset allocation, subscribe to fund and account updates by e-mail, and change your address, 24 hours a day.

Obtain prospectuses and applications, news about Deutsche funds, insight from DWS economists and investment specialists and access to Deutsche fund account information.

Written Correspondence	DWS PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting	The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site — sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at (800) 728-3337.
Portfolio Holdings	Following the Fund’s fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. This form will be available on the SEC’s Web site at sec.gov, and it also may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling (800) SEC-0330. The Fund’s portfolio holdings are also posted on dws.com from time to time. Please see the Fund’s current prospectus for more information.
Principal Underwriter	If you have questions, comments or complaints, contact: DWS Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148

Deutsche Short-Term Municipal Bond Fund	|	43

Investment Management

Deutsche Investment Management Americas Inc. (“DIMA” or the “Advisor”), which is part of DWS Group, is the investment advisor for the Fund. DIMA and its predecessors have more than 90 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients.

DIMA is an indirect, wholly owned subsidiary of Deutsche Bank AG.

DWS Group is a global organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world’s major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

	Class A	Class C	Class S	Institutional Class
Nasdaq Symbol	SRMAX	SRMCX	SRMSX	MGSMX
CUSIP Number	25158T 863	25158T 889	25158T 806	25158T 830
Fund Number	436	736	2336	536

44	|	Deutsche Short-Term Municipal Bond Fund

Privacy Statement

FACTS	What Does DWS Do With Your Personal Information?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.
What?

The types of personal information we collect and share can include:

– Social Security number

– Account balances

– Purchase and transaction history

– Bank account information

– Contact information such as mailing address, e-mail address and telephone number

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information, the reasons DWS chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does DWS share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates’ everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share

Questions?	Call (800) 728-3337 or e-mail us at service@dws.com

Deutsche Short-Term Municipal Bond Fund	|	45

Who we are
Who is providing this notice?	DWS Distributors, Inc; Deutsche Investment Management Americas Inc.; Deutsche AM Trust Company; the Deutsche Funds
What we do
How does DWS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does DWS collect my personal information?

We collect your personal information, for example, when you:

– open an account

– give us your contact information

– provide bank account information for ACH or wire transactions

– tell us where to send money

– seek advice about your investments

Why can’t I limit all sharing?

Federal law gives you the right to limit only

– sharing for affiliates’ everyday business purposes

– information about your creditworthiness

– affiliates from using your information to market to you

– sharing for non-affiliates to market to you State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank (“DB”) name, such as DB AG Frankfurt.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. DWS does not jointly market.
Rev. 3/2018

46	|	Deutsche Short-Term Municipal Bond Fund

DSTMBF-3

(R-027575-7 6/18)

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, Deutsche Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

ITEM 11.	CONTROLS AND PROCEDURES

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

ITEM 13.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Short-Term Municipal Bond Fund, a series of Deutsche Municipal Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	6/29/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	6/29/2018

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	6/29/2018